PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	Estimated Life	June 30, 2012	December 31, 2011
Furniture and fixtures	5 years	$56,995	$20,000
Office and computer equipments	1 - 5 years	144,916	26,606
Land	-	266,977	266,977
Building and improvements	5 - 25 years	727,965	727,965
Site costs	10 years	1,272,732	1,272,732
Crushing system	20 years	2,256,943	2,256,943
Process plant and equipments	10 years	3,160,833	3,115,266
Vehicles and mining equipments	5 - 10 years	549,675	659,622
		8,437,036	8,346,111
Less: accumulated depreciation		(780,160)	(315,008)

		$7,656,876	$8,031,103

For the six months ended June 30, 2012 and 2011, depreciation expense amounted to $509,260 and $4,053, respectively.

Between February 2012 and March 2012, the Company sold mining and drilling equipments with a net book value worth $80,309 to third parties for a sales price of $70,875 realizing a loss on sale of assets of $9,434. The depreciation expense during the period, prior to the sale of such mining and drilling equipments amounted to $4,196 which is included in the $509,260 depreciation above.

Prior to the assignment of the Company’s former wholly owned subsidiary, Acquisition Sub, depreciation expense amounted to $33,789 which is included in the $509,260 depreciation above and the accumulated depreciation amounted to $39,912.

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	Estimated Life	December 31, 2011	December 31, 2010
Furniture and fixtures	5 years	$20,000	$14,057
Office and computer equipments	5 years	26,606	21,145
Land	-	266,977	-
Building and improvements	5 - 25 years	727,965	-
Site costs	10 years	1,272,732	-
Crushing system	20 years	2,256,943	-
Process plant and equipments	10 years	3,115,266	-
Vehicles and mining equipments	5 - 10 years	659,622	7,250
		8,346,111	42,452
Less: accumulated depreciation		(315,008)	(8,928)

		$8,031,103	$33,524

For the year ended December 31, 2011, depreciation expense amounted to $325,928. For the period from February 10, 2010 (inception) to December 31, 2010, depreciation expense amounted to $8,928.

Between November 2011 and December 31, 2011, the Company sold mining and drilling equipments with a net book value worth $407,369 to third parties for a sales price of $233,339 realizing a loss on sale of assets of $174,030. As of December 31, 2011, $99,908 of the sales proceeds were included in other receivables as reflected in the accompanying consolidated balance sheet and were collected in January 2012. The depreciation expense related to the sold mining and drilling equipments amounted to $10,920 which is included in the $325,928 above.